UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Munros Capital Management, LLC
Address: 21 East Long Lake Road, Suite 200
	Bloomfield Hills, MI  48304


Form 13F File Number:  028-12587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	October 28, 2009
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: 66,583 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASSET MGMT            FE               GB0000031     1619   674796 SH       SOLE                   674796
ACKERMANS                      FE               BE0003764     1083    14879 SH       SOLE                    14879
AMEC                           FE               GB0000282      423    35000 SH       SOLE                    35000
ANSALDO STS SPA                FE               IT0003977     2086   102000 SH       SOLE                   102000
ARYZTA AG                      FE               CH0043238     1683    42076 SH       SOLE                    42076
BARRY CALLEBAUTN               FE               CH0009002     1480     2502 SH       SOLE                     2502
BILFINGER BERGER AG            FE               DE0005909     1942    28000 SH       SOLE                    28000
BOURBON                        FE               FR0004548     1299    28200 SH       SOLE                    28200
C&C GROUP ORD                  FE               IE00B010D     2577   610000 SH       SOLE                   610000
CHARTER PLC                    FE               GB0001882     1964   179000 SH       SOLE                   179000
ELEXIS                         FE               DE0005085      449    36704 SH       SOLE                    36704
GERRY WEBER INTERNATIONAL      FE               DE0003304      800    24000 SH       SOLE                    24000
GRAFTON GRP PLC                FE               1E00B00MZ      483    85000 SH       SOLE                    85000
GRIFOLS                        FE               ES0171996     1370    72000 SH       SOLE                    72000
HELLENIC EXCHANGES             FE               GRS395363     1363   107427 SH       SOLE                   107427
IFG GROUP PLC                  FE               IE0002325      910   417444 SH       SOLE                   417444
IMMOBILIARE GRANDE DISTRIBUZ   FE               IT0003745      955   485000 SH       SOLE                   485000
INDRA SISTEMAS -A-             FE               ES0118594     1354    54346 SH       SOLE                    54346
INVISTA REAL ESTATE            FE               GB00B1CKT      401   480967 SH       SOLE                   480967
IPSOS                          FE               FR0000073     1503    48476 SH       SOLE                    48476
KARDEX                         FE               CH0018263      685    20000 SH       SOLE                    20000
KELLER GROUP                   FE               GB0004866      628    54000 SH       SOLE                    54000
KEMIRA                         FE               F10009004      640    40000 SH       SOLE                    40000
KLOECKNER & CO N               FE               DE000KC01      681    29571 SH       SOLE                    29571
KLOECKNER CO SE RIGHTS         FE                               96    27000 SH       SOLE                    27000
LAMPRELL                       FE               GB00B1CL5     1380   496444 SH       SOLE                   496444
MOTA-ENGIL                     FE               PTMEN0AE0     1324   238249 SH       SOLE                   238249
NKT HOLDING                    FE               DK0010287     1977    33897 SH       SOLE                    33897
PROSAFE PRODUCTION             FE               CY0100610      697   295000 SH       SOLE                   295000
PROSEGUR                       FE               ES0175438      445    11192 SH       SOLE                    11192
RAMIRENT OYJ                   FE               FI0009007     2079   186402 SH       SOLE                   186402
RATIONAL AG                    FE               DE0007010     1466    10500 SH       SOLE                    10500
SHANKS GROUP                   FE               GB0007995     1573   991786 SH       SOLE                   991786
SONAE SGPS                     FE               PTSON0AE0     1044   755126 SH       SOLE                   755126
SONOVA                         FE               CH0012549      907     9000 SH       SOLE                     9000
SORIN SPA                      FE               IT0003544      791   470000 SH       SOLE                   470000
SPECTRIS                       FE               GB0003308      750    66287 SH       SOLE                    66287
SPICE                          FE               GB00B01YR     1353  1031455 SH       SOLE                  1031455
SWISS NATIONAL INSURANCE       FE               CH0010811     1864    63000 SH       SOLE                    63000
TANDBERG                       FE               NO0005620     2456   103000 SH       SOLE                   103000
TELEPERFORMANCE                FE               FR0000051     1762    52542 SH       SOLE                    52542
TEN CATE                       FE               NL0000375     1177    53530 SH       SOLE                    53530
TREVI FIN IND                  FE               IT0001351     2081   119705 SH       SOLE                   119705
TRYGVESTA                      FE               DK0060013     1796    23506 SH       SOLE                    23506
TUBACEX                        FE               ES0132945      943   191000 SH       SOLE                   191000
TULLETT PREBON                 FE               GB00B1H0D     1269   202983 SH       SOLE                   202983
TULLOW OIL                     FE               GB0001500     1229    68102 SH       SOLE                    68102
VT GROUP                       FE               GB0031729     1741   193000 SH       SOLE                   193000
WARTSILA OYJ-B SHARES          FE               FI0009003     1428    35669 SH       SOLE                    35669
WEIR GROUP                     FE               GB0009465     1654   152600 SH       SOLE                   152600
WELLSTREAM HOLDINGS PLC        FE               GB00B1VWM      586    60000 SH       SOLE                    60000
WINCOR NIXDORF                 FE               DE000A0CA     1271    19728 SH       SOLE                    19728
ZUMTOBEL                       FE               AT0000837     1093    59914 SH       SOLE                    59914